Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of earnings per share

In €	2025
Basic earnings per share	0.48
Diluted earnings per share	0.48

Calculation of average number of share units
In millions	2025
Average number of shares	612.3
Less: treasury shares held by employee share trusts and companies	—
Average number of shares – used for basic earnings per share	612.3
Add: dilutive effect of share-based compensation plans	3.3
Diluted average number of shares – used for diluted earnings per share	615.6

(a)	The average number of shares for 2025 is the number of shares outstanding as at 31 December 2025.

Calculation of earnings per share
In millions of €	2025
Net profit	307
Non-controlling interests	14
Net profit attributable to shareholders' equity used for basic and diluted earnings per share	293